General	6 Months Ended
Jun. 30, 2019
Disclosure of reserves within equity [abstract]
General

NOTE 1 - GENERAL

Vascular Biogenics Ltd. (the “Company” or VBL) was incorporated on January 27, 2000. The Company is a late-stage clinical biopharmaceutical company focused on the discovery, development and commercialization of first-in-class treatments for cancer. VBL has also developed a proprietary platform of small molecules, Lecinoxoids, for the treatment of chronic immune-related indications, and is also conducting a research program exploring the potential of targeting of MOSPD2 for immuno-oncology and anti-inflammatory applications.

VB-111 (ofranergene obadenovec), a Phase 3 drug candidate, is the Company’s lead product candidate in the Company’s cancer program. VB-201, a Phase 2-ready drug candidate, is the Company’s lead Lecinoxoid-based product candidate. The Company’s “VB-600 series” for targeting of MOSPD2 is at pre-clinical stage with two programs, one for treating inflammatory disorders and the other for treating cancer.

The Company is engaged in an exclusive license agreement with NanoCarrier Co., Ltd. for the development, commercialization, and supply of ofranergene obadenovec (“VB-111”) in Japan for all indications.

In March 2019, the company entered into an exclusive option license agreement with an animal health company, for the development of VB-201 for veterinary use, see note 7.

Since its inception, the Company has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of June 30, 2019, the Company had an accumulated deficit of $ 197.5 million. The Company’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of June 30, 2019, the Company had cash, cash equivalents and short-term bank deposits of $45.1 million. The Company may seek to raise more capital to pursue additional activities. The Company may seek these funds through a combination of private and public equity offerings, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when the Company needs it or may not be available on terms that are favorable to the Company.